Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 24,860,356	$ 24,860,356
Transfer on mergers	0	0
Closing balance	24,860,356	24,860,356
GasAtacama Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,860,356	24,860,356
Transfer on mergers	0	0
Closing balance	$ 24,860,356	$ 24,860,356